1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN CHOI stephen.choi@dechert.com +1 202 261 3392 Direct +1 202 261 3013 Fax

January 3, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust II (the “Registrant”)

File Nos. 333-261420 and 811-23757

Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 27, 2022.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.7978.

Sincerely,

/s/ Stephen Choi
Stephen Choi